Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning	£ 553	£ 1,559	£ 664
Warrants issued			997
Transfer to share premium on exercise of warrants		(70)	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	(468)	(936)	397
Balance at ending	£ 85	£ 553	£ 1,559